As filed with the Securities and Exchange Commission on May 22, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.97%
	Aerospace & Defense - 6.99%
11,500	Empresa Brasileira de Aeronautica SA - ADR	$423,775
9,300	L-3 Communications Holdings, Inc.	797,847
		1,221,622

	Air Freight & Logistics - 2.39%
3,700	FedEx Corp.	417,878

	Beverages - 5.48%
24,400	Constellation Brands, Inc. - Class A*	611,220
6,000	PepsiCo, Inc.	346,740
		957,960

	Biotechnology - 3.44%
8,275	Amgen, Inc.*	602,006

	Communications Equipment - 11.44%
14,100	Avaya, Inc.*	159,330
19,000	Cisco Systems, Inc.*	411,730
23,000	Nokia Oyj - ADR	476,560
13,290	QUALCOMM, Inc.	672,607
3,300	Research In Motion Ltd.*#	280,104
		2,000,331

	Diversified Financial Services - 2.66%
1,040	Chicago Mercantile Exchange Holdings, Inc.	465,400

	Health Care Equipment & Supplies - 2.32%
8,000	Medtronic, Inc.	406,000

	Information Retrieval Services - 1.78%
800	Google, Inc. - Class A*	312,000

	Internet & Catalog Retail - 3.08%
13,800	eBay, Inc.*	539,028

	Internet Software & Services - 2.20%
11,900	Yahoo! Inc.*	383,894

	IT Services - 2.69%
9,300	CheckFree Corp.*	469,650

	Media - 1.78%
14,000	XM Satellite Radio Holdings, Inc. - Class A*	311,780

	Metal Mining - 3.98%
12,650	Brookfield Asset Management, Inc. - Class A#	696,509

	Multiline Retail - 3.43%
15,300	Nordstrom, Inc.	599,454

	Oil & Gas - 20.42%
8,600	Anadarko Petroleum Corp.	868,686
10,200	Apache Corp.	668,202
11,000	ConocoPhillips	694,650
9,500	Occidental Petroleum Corp.	880,175
5,980	Suncor Energy, Inc.#	460,580
		3,572,293

	Pharmaceuticals - 2.64%
8,340	Novartis AG - ADR	462,370

	Semiconductor & Semiconductor Equipment - 1.75%
15,800	Intel Corp.	305,730

	Software - 1.75%
11,260	Microsoft Corp.	306,384

	Specialty Retail - 14.62%
13,560	Abercrombie & Fitch Co. - Class A	790,548
12,000	Best Buy Co., Inc.	671,160
7,075	CarMax, Inc.*	231,211
12,775	Coldwater Creek, Inc.*	355,145
12,000	Williams-Sonoma, Inc. *	508,800
		2,556,864

	Technology/Hardware - 4.13%
18,900	QLogic Corp.*	365,715
14,000	Xilinx, Inc.	356,440
		722,155
	Total Common Stocks (Cost $14,136,242)	17,309,308
	SHORT-TERM INVESTMENTS - 1.16%
202,881	SEI Daily Income Trust Government Fund - Class B (Cost $202,881)	202,881
	Total Investments in Securities (Cost $14,339,123) - 100.13%	17,512,189
	Liabilities in Excess of Other Assets - (0.13)%	(21,942)
	Net Assets - 100.00%	$17,490,247

* Non-income producing security.
# U.S. security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$14,352,462

Gross unrealized appreciation	$3,515,461
Gross unrealized depreciation	(355,734)
Net unrealized appreciation	$3,159,727

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/_Eric M. Banhazl
Eric M. Banhazl, President

Date   5/19/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/19/06

By (Signature and Title)* /s/ _Douglas G. Hess
Douglas G. Hess, Treasurer

Date   5/19/06

* Print the name and title of each signing officer under his or her signature.